As filed with the Securities and Exchange Commission on March 15, 2017

1933 Act File No. 333-86655
1940 Act File No. 811-09575

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 27	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 27	[ X ]
(Check appropriate box or boxes.)

MEEHAN MUTUAL FUNDS, INC.
(Exact name of Registrant as Specified in Charter)
7250 Woodmont Avenue, Suite 315
Bethesda, MD 20814
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT
7250 Woodmont Avenue, Suite 315
Bethesda, MD 20814
 (Name and Address of Agent for Service)

Copy to:
ROBERT J. ZUTZ, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 26 to the Registrant’s registration statement on February 28, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bethesda, and State of Maryland, on the 15th day of March 2017.

MEEHAN MUTUAL FUNDS, INC.

By: /s/ Thomas P. Meehan

Thomas P. Meehan, President,

Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Thomas P. Meehan	President and Director	March 15, 2017
Thomas P. Meehan

/s/ Andrew Ferrentino*	Director	March 15, 2017
Andrew Ferrentino

/s/ Peter R. Sherman*	Director	March 15, 2017
Peter R. Sherman

/s/ Paul P. Meehan	Treasurer	March 15, 2017
Paul P. Meehan

*By: /s/ Thomas P. Meehan

Thomas P. Meehan
(Attorney-in-Fact)

Exhibit Index

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase